Note 3 - Earnings Per Share - Shares Used in Calculation of Earnings Per Share (Details) - shares	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Weighted-average common shares issued (in shares)									7,325,449	7,302,845
Average treasury stock shares (in shares)									(1,138,783)	(917,495)
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share (in shares)	5,951,838	6,136,648	6,297,071	6,364,132	6,378,706	6,376,291	6,369,467	6,417,109	6,186,666	6,385,350
Additional common stock equivalents (stock options and restricted stock) used to calculate diluted earnings per share (in shares)									24,410	19,174
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share (in shares)	5,975,333	6,157,181	6,312,230	6,378,493	6,397,681	6,385,765	6,388,118	6,429,443	6,211,076	6,404,524